Promissory Note - Disclosure of Promissory Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ (10,033)	$ (17,695)
Glencore [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Beginning of period	17,695	16,629
Funding	10,000	1,066
Accretion and interest	171
Repayment	(17,833)
End of period	10,033	17,695
Less: current portion	(10,033)	(17,695)
Non-current portion	$ 0	$ 0